Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details)
Beginning Balance Of Unrecognized Tax Benefits	$ 0	$ 0
Additions Based On Tax Positions Related To The Current Year	41	0
Additions For Tax Positions Of Prior Years	0	0
Reductions For Tax Positions In Prior Years	0	0
Ending Balance Of Unrecognized Tax Benefits	$ 41	$ 0